Payables, other current liabilities and provisions - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables	€ 18,263	€ 23,388
Accrued invoices	20,747	14,159
Other	0	4
Trade payables and other current liabilities	€ 39,010	€ 37,552